UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [ X] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Kenmare Capital Partners, L.L.C.
Address: 712 Fifth Avenue
         9th Floor
         New York, New York  10019

13F File Number:  28-11467

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mark McGrath
Title:     Principal
Phone:     212.521.5987

Signature, Place, and Date of Signing:

     Mark McGrath     New York, New York     August 20, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     25

Form13F Information Table Value Total:     $126,438 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ASCENT MEDIA CORP              COM SER A        043632108    12245   460678 SH       SOLE                   460678
BREITBURN ENERGY PARTNERS LP   COM UT LTD PTN   106776107     2999   390478 SH       SOLE                   390478
BROOKDALE SR LIVING INC        COM              112463104      974   100000 SH       SOLE                   100000
CAMBREX CORP                   COM              132011107     2208   535995 SH       SOLE                   535995
COMCAST CORP NEW               CL A             20030N101     3109   215000 SH       SOLE                   215000
COVIDIEN PLC                   SHS              G2554F105      580    15500 SH       SOLE                    15500
EPOCH HOLDING CORP             COM              29428R103      188    21789 SH       SOLE                    21789
EXTERRAN PARTNERS LP           COM UNITS        30225N105      275    20003 SH       SOLE                    20003
FOCUS MEDIA HLDG LTD           SPONSORED ADR    34415V109     2530   313855 SH       SOLE                   313855
GENTEK INC                     COM NEW          37245X203    12057   539960 SH       SOLE                   539960
GOOGLE INC                     CL A             38259P508    13069    31000 SH       SOLE                    31000
HERCULES OFFSHORE INC          COM              427093109     3957   999250 SH       SOLE                   999250
JOHNSON & JOHNSON              COM              478160104     5850   103000 SH       SOLE                   103000
KADANT INC                     COM              48282T104      494    43780 SH       SOLE                    43780
KAPSTONE PAPER & PACKAGING C   COM              48562P103      212    45272 SH       SOLE                    45272
LIBERTY GLOBAL INC             COM SER A        530555101    20500  1290100 SH       SOLE                  1290100
NBTY INC                       COM              628782104       48     1700 SH       SOLE                     1700
NII HLDGS INC                  CL B NEW         62913F201    13863   726968 SH       SOLE                   726968
PDL BIOPHARMA INC              COM              69329Y104      439    55604 SH       SOLE                    55604
PINNACLE ENTMT INC             COM              723456109     5109   550000 SH       SOLE                   550000
PROSHARES TR                   PSHS ULTSH 20YRS 74347R297     5347   105000 SH       SOLE                   105000
SYMANTEC CORP                  COM              871503108     1026    65482 SH       SOLE                    65482
TIME WARNER INC                COM NEW          887317303    10828   429865 SH       SOLE                   429865
TRANSOCEAN LTD                 REG SHS          H8817H100     6211    83600 SH       SOLE                    83600
TRUE RELIGION APPAREL INC      COM              89784N104     2320   100000 SH       SOLE                   100000